Notes on the consolidated statements of operations (Details 14) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Income Statement [Line Items]
Cost of sales	€ 58,776	€ 51,202	€ 44,630
Sales and marketing expenses	5,540	3,919	3,036
General and administrative expenses	16,091	9,727	5,951
Total employee benefits expenses	15,426	12,267	10,065
Employee benefit allocated cost
Consolidated Income Statement [Line Items]
Cost of sales	520	283	175
Sales and marketing expenses	2,921	2,795	2,343
Customer service expenses	2,153	1,651	1,747
Technical operations and development expenses	5,712	3,531	3,435
General and administrative expenses	4,120	4,007	2,365
Total employee benefits expenses	€ 15,426	€ 12,267	€ 10,065